Equity Investments with Carrying Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Cost-method Investments [Line Items]
Long-term investments		$ 120
Cashido Corp. (Cashido)
Schedule of Cost-method Investments [Line Items]
Long-term investments		$ 91
Equity Investments Percentage of Ownership	2.10%	2.10%
Vastview Technology, Corp. (Vastview)
Schedule of Cost-method Investments [Line Items]
Long-term investments		$ 29
Equity Investments Percentage of Ownership	2.90%	2.90%